Crypto Assets (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Crypto Assets Measured at Fair Value

The table below presents the Company’s crypto assets measured at fair value as of March 31, 2026. There were no crypto assets owned by the Company as of March 31, 2025.

March 31, 2026
Asset	Quantity	Cost Basis	Fair Value	Fair Value Hierarchy	Restrictions
Ethereum	66	¥30,000	¥21,459	Level 1	None
Total crypto assets			¥21,459

Summary of Activity of Crypto Assets

The following table summarizes the activity of the Company’s crypto assets during the fiscal year ended March 31, 2026:

March 31, 2026
Beginning balance	¥—
Addition	30,000
Recognized loss	(8,541)
Ending balance	¥21,459